Fair Value Measurements (Details Narrative) - Boost Run Holdings LLC [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate fair value		$ 2,992,000
Digital Asset Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value	$ 28,000
Staking deposit		98,000
Aggregate fair value	3,000	70,000
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability value		28,000
Weighted Fair Value Per Class C Unit [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Aggregate fair value		2,992,000
Probability weighted fair value		$ 23,414,000
Aggregate fair value per units		128
Bridge Loan Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issuance value				$ 0